LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments
September 30, 2020 (unaudited)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.01%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		37,828	$ 37,828
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		57,909	58,093
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		69,499	71,082
Total Non-Agency Collateralized Mortgage Obligations (Cost $169,887)			167,003
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.28%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,061,562
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	892,405
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	886,108
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	825,546
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	369,754
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,046,194)			4,035,375
ΔSOVEREIGN BONDS–47.87%
Australia–1.16%
Australia Government Bonds
0.75% 11/21/27	AUD	1,155,000	953,146
1.25% 2/21/22	AUD	5,255,000	4,486,447
1.25% 8/21/40	AUD	490,000	493,913
2.50% 9/20/30	AUD	3,735,000	4,298,366
3.00% 9/20/25	AUD	6,115,000	6,505,986
			16,737,858
Canada–0.71%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	352,824	406,274
4.25% 12/1/21	CAD	4,921,410	3,887,676
4.25% 12/1/26	CAD	6,045,637	5,990,154
			10,284,104
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Colombia–0.20%
Colombia Government International Bond 3.00% 1/30/30		2,850,000	$ 2,895,600
			2,895,600
Denmark–0.31%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	26,903,371	4,450,693
			4,450,693
France–11.73%
French Republic Government Bond O.A.T
0.10% 3/1/21	EUR	20,336,242	23,825,387
0.10% 3/1/25	EUR	10,225,870	12,438,175
0.10% 3/1/28	EUR	3,588,756	4,512,783
0.10% 3/1/29	EUR	2,564,876	3,312,058
0.25% 7/25/24	EUR	11,350,636	13,992,085
0.70% 7/25/30	EUR	29,342,796	40,672,549
1.10% 7/25/22	EUR	24,336,015	29,635,831
1.85% 7/25/27	EUR	7,063,162	10,017,605
2.10% 7/25/23	EUR	14,906,694	18,800,246
3.40% 7/25/29	EUR	771,555	1,265,852
3.40% 7/25/29	EUR	6,996,302	11,478,491
			169,951,062
Germany–4.45%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	26,698,917	31,912,299
0.10% 4/15/26	EUR	4,986,104	6,251,712
0.50% 4/15/30	EUR	19,145,596	26,328,379
			64,492,390
Hungary–0.10%
Hungary Government International Bond 1.63% 4/28/32	EUR	1,100,000	1,365,451
			1,365,451
Indonesia–0.05%
Indonesia Government International Bond 3.85% 10/15/30		653,000	739,417
			739,417
Italy–7.26%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	13,521,852	15,884,290
0.10% 5/15/23	EUR	7,098,297	8,357,351
0.40% 5/15/30	EUR	5,740,968	6,737,619
0.45% 5/22/23	EUR	295,236	349,210
1.25% 9/15/32	EUR	156,896	201,361
1.30% 5/15/28	EUR	21,133,799	26,579,404
2.10% 9/15/21	EUR	2,507,134	3,009,743
2.35% 9/15/24	EUR	6,313,800	8,111,340
LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds (continued)
2.60% 9/15/23	EUR	17,204,009	$ 21,861,314
3.10% 9/15/26	EUR	10,200,686	14,098,130
			105,189,762
Japan–7.66%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	676,500,100	6,397,132
0.10% 3/10/24	JPY	457,646,400	4,323,265
0.10% 9/10/24	JPY	870,620,400	8,236,904
0.10% 3/10/25	JPY	1,605,280,000	15,169,222
0.10% 3/10/26	JPY	996,098,004	9,407,986
0.10% 3/10/27	JPY	865,944,824	8,182,815
0.10% 3/10/28	JPY	2,797,891,514	26,476,042
0.10% 3/10/29	JPY	3,262,213,926	30,885,323
0.20% 3/10/30	JPY	203,398,998	1,949,807
			111,028,496
Mexico–0.20%
Mexico Government International Bonds
3.25% 4/16/30		1,815,000	1,852,226
4.50% 4/22/29		940,000	1,052,330
			2,904,556
New Zealand–1.29%
New Zealand Government Inflation Linked Bond
2.00% 9/20/25	NZD	17,410,000	14,429,342
2.50% 9/20/40	NZD	982,000	1,060,209
3.00% 9/20/30	NZD	3,195,000	3,155,599
			18,645,150
Panama–0.06%
Panama Government International Bond 4.50% 4/1/56		720,000	900,000
			900,000
Spain–2.27%
Spain Government Bond 1.00% 10/31/50	EUR	4,605,000	5,310,166
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,043,724	1,258,456
0.30% 11/30/21	EUR	2,408,905	2,852,846
0.65% 11/30/27	EUR	6,940,139	8,894,793
0.70% 11/30/33	EUR	457,594	613,859
1.80% 11/30/24	EUR	10,738,942	13,972,466
			32,902,586
Sweden–0.99%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,599,948
0.13% 12/1/27	SEK	4,090,000	536,435
0.25% 6/1/22	SEK	22,950,000	2,823,923
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden (continued)
Sweden Inflation Linked Bonds (continued)
1.00% 6/1/25	SEK	31,395,000	$ 4,166,459
3.50% 12/1/28	SEK	25,000,000	5,222,844
			14,349,609
United Kingdom–9.37%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	11,788,084	16,892,749
0.13% 3/22/26	GBP	5,945,841	9,086,608
0.13% 8/10/28	GBP	10,497,416	17,293,965
0.13% 3/22/29	GBP	12,575,241	21,051,226
1.75% 1/22/49	GBP	1,895,000	3,059,078
1.88% 11/22/22	GBP	39,912,242	56,973,343
2.50% 7/17/24	GBP	1,115,000	5,172,115
4.13% 7/22/30	GBP	1,255,000	6,267,713
			135,796,797
Uruguay–0.06%
Uruguay Government International Bond 4.38% 1/23/31		770,000	915,337
			915,337
Total Sovereign Bonds (Cost $658,881,695)			693,548,868
U.S. TREASURY OBLIGATIONS–48.52%
U.S. Treasury Bonds
1.13% 8/15/40		2,055,000	2,016,469
1.38% 8/15/50		4,540,000	4,442,106
U.S. Treasury Inflation Indexed Bonds
0.13% 7/15/22		168,978	173,328
0.13% 7/15/24		33,139,733	35,051,093
0.13% 10/15/24		24,212,846	25,695,883
0.13% 7/15/26		21,177,296	22,956,272
0.13% 1/15/30		14,207,218	15,689,356
0.13% 7/15/30		13,133,230	14,591,395
0.25% 1/15/25		47,803,547	50,986,093
0.25% 7/15/29		40,289,618	45,042,534
0.25% 2/15/50		2,790,802	3,282,354
0.38% 7/15/23		31,023,993	32,535,806
0.38% 7/15/25		40,025,902	43,442,957
0.38% 1/15/27		62,539,231	68,791,526
0.38% 7/15/27		43,361,983	48,186,004
0.50% 1/15/28		43,881,128	49,223,998
0.63% 4/15/23		11,768,848	12,307,640
0.63% 1/15/24		2,214,969	2,353,361
0.63% 1/15/26		38,063,702	41,947,389
0.75% 7/15/28		53,985,489	62,166,259
0.88% 1/15/29		31,591,873	36,779,029
1.00% 2/15/48		99,800	137,210
∞1.00% 2/15/49		9,033,863	12,562,598
1.75% 1/15/28		9,682,343	11,788,001
2.00% 1/15/26		5,436,241	6,402,342
2.38% 1/15/25		13,005,560	15,093,816

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
2.38% 1/15/27	584,493	$ 720,536
∞2.50% 1/15/29	5,579,439	7,284,655
3.88% 4/15/29	5,389,373	7,744,171
U.S. Treasury Notes 0.13% 4/15/25	22,214,900	23,637,752
Total U.S. Treasury Obligations (Cost $641,690,800)		703,031,933

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	57,455,855	$ 57,455,855
Total Money Market Fund (Cost $57,455,855)		57,455,855

TOTAL INVESTMENTS–100.65% (Cost $1,362,244,431)	1,458,239,034
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.65%)	(9,348,017)
NET ASSETS APPLICABLE TO 139,260,827 SHARES OUTSTANDING –100.00%	$1,448,891,017

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
∞ Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BMO	AUD	(644,504)	USD	468,758	10/6/20	$7,127	$—
BNP	AUD	(16,767,000)	USD	12,385,660	10/6/20	376,157	—
BNP	CAD	(1,930,836)	USD	1,450,000	12/16/20	—	(595)
BNP	GBP	(978,000)	USD	1,316,956	11/2/20	54,778	—
BOA	EUR	(6,409,000)	USD	7,558,525	10/5/20	43,516	—
CITI	CAD	(1,928,924)	USD	1,465,000	12/11/20	15,924	—
CITI	CAD	1,931,898	USD	(1,465,000)	12/11/20	—	(13,691)
CITI	CAD	(3,853,120)	USD	2,925,000	12/16/20	30,234	—
CITI	CAD	7,695,178	USD	(5,825,000)	12/16/20	—	(43,779)
CITI	CAD	(3,878,145)	USD	2,900,000	12/16/20	—	(13,566)
CITI	EUR	706,386	USD	(839,506)	10/5/20	—	(11,218)
CITI	EUR	(2,405,000)	USD	2,722,182	11/2/20	—	(99,480)
CITI	GBP	(96,328,000)	USD	128,982,518	10/5/20	4,683,006	—
CITI	GBP	102,785,000	USD	(132,602,929)	10/5/20	28,553	—
CITI	GBP	2,184,298	USD	(2,722,182)	11/2/20	96,809	—
CITI	GBP	(102,785,000)	USD	132,622,458	11/4/20	—	(30,001)
CITI	JPY	(207,160,000)	USD	1,950,181	10/5/20	—	(14,176)
CITI	NZD	(25,640,000)	USD	17,300,769	10/5/20	338,449	—
CITI	SEK	(128,618,000)	USD	14,876,268	10/5/20	514,242	—
CITI	SEK	128,618,000	USD	(14,356,753)	10/5/20	5,273	—
CITI	SEK	(128,618,000)	USD	14,361,115	11/4/20	—	(5,335)
DB	CAD	(13,763,000)	USD	10,536,034	10/5/20	199,793	—
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	MXN	82,649,053	USD	(3,655,000)	12/17/20	$49,339	$—
HSBC	EUR	(38,000)	USD	45,074	10/5/20	517	—
HSBC	EUR	282,000	USD	(328,708)	10/5/20	1,957	—
HSBC	GBP	(1,323,000)	USD	1,707,858	11/4/20	418	—
HSBC	NZD	(1,736,000)	USD	1,148,032	11/4/20	—	(397)
JPMC	AUD	(5,947,000)	USD	4,260,355	11/4/20	472	—
JPMC	GBP	(3,146,674)	USD	4,193,882	10/5/20	133,484	—
JPMC	JPY	(88,762,098)	USD	837,385	10/5/20	—	(4,286)
JPMC	NZD	(584,472)	USD	395,025	10/5/20	8,363	—
MSC	EUR	(313,170,663)	USD	373,605,788	10/5/20	6,390,889	—
MSC	EUR	318,629,663	USD	(373,184,623)	10/5/20	431,343	—
MSC	EUR	(318,629,663)	USD	373,412,194	11/4/20	—	(435,052)
MSC	GBP	(727,679)	USD	940,892	11/4/20	1,763	—
MSC	JPY	69,702,062	USD	(660,741)	11/4/20	416	—
SCB	DKK	(28,551,000)	USD	4,600,216	10/5/20	103,576	—
SCB	EUR	2,405,000	USD	(2,707,068)	11/2/20	114,594	—
SCB	GBP	(2,182,046)	USD	2,707,068	11/2/20	—	(109,016)
SCB	JPY	372,133,000	USD	(3,496,433)	10/5/20	32,251	—
UBS	EUR	(1,299,000)	USD	1,526,455	11/4/20	2,342	—
UBS	GBP	(3,310,000)	USD	4,219,154	10/5/20	—	(51,996)
UBS	JPY	(13,016,964,000)	USD	122,904,857	10/5/20	—	(526,155)
UBS	JPY	1,145,354,000	USD	(10,918,673)	10/5/20	—	(58,061)
UBS	JPY	11,793,999,000	USD	(111,760,421)	10/5/20	74,046	—
UBS	JPY	(11,793,999,000)	USD	111,794,639	11/4/20	—	(76,966)
Total Foreign Currency Exchange Contracts						$13,739,631	$(1,493,770)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(9)	Euro-BTP	$(1,557,271)	$(1,535,526)	12/8/20	$—	$(21,745)
(9)	Euro-Bund	(1,841,543)	(1,840,132)	12/8/20	—	(1,411)
(63)	Euro-BUXL	(16,448,110)	(16,148,607)	12/8/20	—	(299,503)
(45)	Euro-O.A.T.	(8,892,738)	(8,837,781)	12/8/20	—	(54,957)
(14)	Japan 10 yr Bonds (OSE)	(20,191,912)	(20,161,003)	12/14/20	—	(30,909)
211	Long Gilt	37,057,810	36,965,442	12/29/20	92,368	—
(229)	U.S. Treasury 10 yr Notes	(31,952,656)	(31,873,343)	12/21/20	—	(79,313)
(133)	U.S. Treasury 10 yr Ultra Notes	(21,269,610)	(21,240,566)	12/21/20	—	(29,044)
368	U.S. Treasury 2 yr Notes	81,313,625	81,274,984	12/31/20	38,641	—
132	U.S. Treasury 5 yr Notes	16,636,125	16,632,744	12/31/20	3,381	—
(100)	U.S. Treasury Ultra Bonds	(22,181,250)	(22,195,841)	12/21/20	14,591	—
					148,981	(516,882)
Sovereign Bond:
(78)	Canadian Government Bond	(8,892,779)	(8,896,979)	12/18/20	4,200	—
Total Futures Contracts					$153,181	$(516,882)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
BNP–BNP Paribas
BOA–Bank of America
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
SCB–Standard Chartered Bank
SEK–Swedish Krona
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$167,003	$—	$167,003
Non-Agency Commercial Mortgage-Backed Securities	—	4,035,375	—	4,035,375
Sovereign Bonds	—	693,548,868	—	693,548,868
U.S. Treasury Obligations	—	703,031,933	—	703,031,933
Money Market Fund	57,455,855	—	—	57,455,855
Total Investments	$57,455,855	$1,400,783,179	$—	$1,458,239,034
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$13,739,631	$—	$13,739,631
Futures Contracts	$153,181	$—	$—	$153,181
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,493,770)	$—	$(1,493,770)
Futures Contracts	$(516,882)	$—	$—	$(516,882)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund–7